Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143962
Shareholder Report [Line Items]
Fund Name	Quantified Gold Futures Tracking Fund
Trading Symbol	QGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Quantified Gold Futures Tracking Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$93	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.94%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -7.47% for the six months ended June 30, 2026, as gold gave back its early gains later in the period. The S&P 500 Index, the Fund’s benchmark, gained 10.21%. The S&P GSCI Gold Index earned -7.36% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

Gold continued its momentum from a very strong 2025 into early 2026 on trade uncertainty, central bank demand, and the start of the Iranian war in February. However, those gains were reversed as the period ended with concerns over the future direction of Fed policy.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Quantified Gold Futures Tracking Fund	S&P 500® Index	S&P GSCI Gold Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,073	$11,790	$9,306
Jun-2018	$8,860	$13,484	$9,325
Jun-2019	$9,817	$14,889	$10,449
Jun-2020	$11,915	$16,006	$13,132
Jun-2021	$11,315	$22,536	$12,616
Jun-2022	$11,004	$20,144	$12,781
Jun-2023	$11,304	$24,091	$13,577
Jun-2024	$13,299	$30,006	$16,376
Jun-2025	$18,306	$34,556	$22,895
Jun-2026	$21,732	$42,271	$27,703

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Quantified Gold Futures Tracking Fund	-7.47%	18.71%	13.94%	8.07%
S&P 500 Index TR	10.21%	22.32%	13.41%	15.51%
S&P GSCI Gold Index	-7.36%	21.00%	17.04%	10.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 115,181,090
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 582,193
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$115,181,090 Number of Portfolio Holdings15 Advisory Fee $582,193 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	0.9%
Certificate Of Deposit	6.4%
Exchange-Traded Funds	8.0%
Private Investment Funds	13.5%
Money Market Funds	71.2%

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Gold	93.41%
Private Investment Funds	6.59%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	66.2%
Hyperion Fund LLC	9.6%
iShares 0-3 Month Treasury Bond ETF	7.0%
Galaxy Plus Fund LLC	3.2%
First American Government Obligations Fund Class Z, 3.519%,	1.3%
Flushing Bank, 4.000%, 08/12/26	0.9%
Customers Bank, 4.000%, 08/17/26	0.9%
ESSA Bank & Trust, 3.700%, 09/25/26	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.9%
Axos Bank, 3.800%, 04/02/27	0.9%

C000126480
Shareholder Report [Line Items]
Fund Name	Quantified Gold Futures Tracking Fund
Trading Symbol	QGLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Quantified Gold Futures Tracking Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.34%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -7.22% for the six months ended June 30, 2026, as gold gave back its early gains later in the period. The S&P 500 Index, the Fund’s benchmark, gained 10.21%. The S&P GSCI Gold Index earned -7.36% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

Gold continued its momentum from a very strong 2025 into early 2026 on trade uncertainty, central bank demand, and the start of the Iranian war in February. However, those gains were reversed as the period ended with concerns over the future direction of Fed policy.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Quantified Gold Futures Tracking Fund	S&P 500® Index	S&P GSCI Gold Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$9,126	$11,790	$9,306
Jun-2018	$8,963	$13,484	$9,325
Jun-2019	$9,991	$14,889	$10,449
Jun-2020	$12,203	$16,006	$13,132
Jun-2021	$11,660	$22,536	$12,616
Jun-2022	$11,403	$20,144	$12,781
Jun-2023	$11,785	$24,091	$13,577
Jun-2024	$13,943	$30,006	$16,376
Jun-2025	$19,312	$34,556	$22,895
Jun-2026	$22,998	$42,271	$27,703

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Quantified Gold Futures Tracking Fund	-7.22%	19.34%	14.55%	8.69%
S&P 500 Index TR	10.21%	22.32%	13.41%	15.51%
S&P GSCI Gold Index	-7.36%	21.00%	17.04%	10.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 115,181,090
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 582,193
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$115,181,090 Number of Portfolio Holdings15 Advisory Fee $582,193 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	0.9%
Certificate Of Deposit	6.4%
Exchange-Traded Funds	8.0%
Private Investment Funds	13.5%
Money Market Funds	71.2%

Security Type Weighting (% of total (including notional) exposure)

Table Summary
Value	Value
Gold	93.41%
Private Investment Funds	6.59%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.520%,	66.2%
Hyperion Fund LLC	9.6%
iShares 0-3 Month Treasury Bond ETF	7.0%
Galaxy Plus Fund LLC	3.2%
First American Government Obligations Fund Class Z, 3.519%,	1.3%
Flushing Bank, 4.000%, 08/12/26	0.9%
Customers Bank, 4.000%, 08/17/26	0.9%
ESSA Bank & Trust, 3.700%, 09/25/26	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.9%
Axos Bank, 3.800%, 04/02/27	0.9%

[1]	Annualized
[2]	Annualized